Comprehensive Income (Reclassification out of AOCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit (net of tax)	$ 4,788	$ 3,428	$ 3,582
Amortization of net actuarial loss (net of tax)	(1,010)	(918)	$ (749)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total reclassifications (net of tax)	(3,778)	(2,510)
Cost of Sales [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Cost (Credit) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service credit (net of tax)	(4,788)	(3,428)
Cost of Sales [Member] | Accumulated Defined Benefit Plans Adjustment, Net Unamortized Gain (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of net actuarial loss (net of tax)	$ 1,010	$ 918